Reversal of (provision for) Impairment Losses due to Credit Loss	12 Months Ended
Dec. 31, 2022
Disclosure of impairment loss and reversal of impairment loss [abstract]
Reversal of (provision for) Impairment Losses due to Credit Loss
35. REVERSAL OF (PROVISION FOR) IMPAIRMENT LOSSES DUE TO CREDIT LOSS
Reversal of (provision for) impairment losses due to credit loss are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2020	2021	2022
Reversal(provision) due to credit loss on financial assets measured at FVTOCI	(1,529)	(4,909)	827
Provision for impairment loss due to credit loss on securities at amortized cost	934	(664)	(3,151)
Provision for impairment loss due to credit loss on loan and other financial assets at amortized cost	(792,250)	(551,957)	(881,668)
Provision for(reversal of) provision on guarantee	18,348	10,701	(7,611)
Reversal of(provision for) unused loan commitment	(9,874)	9,991	6,332

Total	(784,371)	(536,838)	(885,271)